UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2023

Item 1. Report to Stockholders.

(a)

Congress Large Cap Growth Fund

Congress Mid Cap Growth Fund

Congress Small Cap Growth Fund

ANNUAL REPORT

October 31, 2023

CONGRESS FUNDS

TABLE OF CONTENTS

Shareholder Letter	1
Performance Information	8
Sector Allocations	14
Schedules of Investments
Large Cap Growth	15
Mid Cap Growth	17
Small Cap Growth	19
Statements of Assets and Liabilities	21
Statements of Operations	22
Statements of Changes in Net Assets	24
Financial Highlights	30
Notes to Financial Statements	36
Report of Independent Registered Public Accounting Firm	47
Expense Examples	48
Approval of Investment Advisory Agreement	51
Trustees and Executive Officers	56
Additional Information	62
Privacy Notice	Inside Back Cover

Annual Letter to Mutual Fund Shareholders
For the period November 1, 2022 to October 31, 2023

Dear Fellow Shareholders:

General Market Commentary:

2023 will be remembered as the year the pandemic induced economic haze began to lift.  As the year progressed, life increasingly returned to a more normal pace.  Supply chain constraints eased, helping to alleviate some of the inflationary pressure.  The US consumer’s resilience buoyed the economy and Gross Domestic Product (GDP) continued to expand, reaching 5.2% real annualized growth in the third quarter.  The economy looks likely to end 2023 in relatively good health and we remain cautiously optimistic on the economic prospects of 2024.

Source: Bureau of Economic Analysis

The year began with elevated recession concerns as 2022 saw the Federal Reserve (Fed) hike rates at the fastest pace on record and inflation remained at concerning levels. Consensus estimates predicted over a 65% chance of recession by the end of the year, with some outlets pegging that number at 100%. The first quarter proved to be a financial rollercoaster. A record January for stocks, driven largely by a handful of large tech companies, gradually eroded amidst stubborn inflation metrics and hawkish Fed rhetoric. The failure of Silicon Valley Bank, forced closure of Signature Bank, and takeover of First Republic Bank caught markets off-guard and led to a sharp rise in risk-off sentiment.

A larger financial contagion failed to develop and the risk-off environment was relatively short-lived. In May the debt ceiling crisis drove shorter term yields and interest rate volatility higher, though equity markets seemed largely unconcerned. Washington’s ultimate passage of the Fiscal Responsibility Act eased the risk of a US default. The Act also signaled the end of pandemic-induced fiscal spending programs.

The Federal Reserve Board continued to raise short term interest rates, finally pausing in July.  Market derived longer term interest rates spiked in late summer as investors grew wary of the potential for higher-for-longer interest rates and the auto workers’ strike.  This sentiment persisted going into the fourth quarter, and 10-year US Treasury yields peaked at almost 5%, the highest level in over 15 years. Third quarter corporate earnings marked the first quarter of positive earnings growth in a year, but market reaction was largely negative as companies by and large guided future earnings lower.

As the calendar year draws to a close, the latest Consumer Price Index readings indicate that the rate of inflation continues to fall, cementing the hope that we have seen the last of the Fed rate hikes for this cycle. While uncertainty abounds, we anticipate moderate growth in 2024. The concerns du jour do not present long term risks to the consumer or the economy as the continued strength of the labor market offsets many short-term challenges. There have been signs of cooling recently, but so far there is little evidence that employment has weakened as unemployment rates and layoffs remain near historic lows. Consumer spending has held up as a result and is tracking in-line with its positive, pre-pandemic trend. Oil prices, a concern throughout the year, have fallen from recent peaks as record US output offsets OPEC production cuts and other geopolitical concerns.

Source: Bureau of Labor Statistics

A bigger, longer-term fundamental issue is the overall level of interest rates.  The United States has continued to finance growth with government debt.  The Congressional Budget Office (CBO) projects debt as a percent of GDP to grow to almost 200% over the next 30 years, with interest expense as a percent of GDP to more than triple.  This may constrain government spending in unforeseen ways and force market interest rates higher.

Source: Congressional Budget Office, data to the right of the dotted line is projected.

Stock market valuations are dependent on a resumption in corporate earnings growth and longer-term prospects for inflation and interest rates. While inflationary pressures eased, corporate profits did not keep pace with GDP growth.  In the face of this dichotomy, the U.S. stock market offered divergent returns.  Large companies, as measured by the S&P 500, returned 10.7% year-to-date through October, driven mainly by large technology companies while indices structured to capture smaller companies paled in comparison.  The small capitalization Russell 2000 Growth returned -2.9% while the Russell Mid Cap Growth returned 4.3%.

Volatility may increase in 2024 as conflicting inflation readings impact investor sentiment.  Companies will need to manage through these headwinds by focusing on long term returns on capital.  Congress’s focus has always been on high quality, established growth companies which we believe offer the best prospect for weathering volatile environments and providing longer term capital appreciation.

Performance Highlights and Portfolio Commentary:

CONGRESS LARGE CAP GROWTH FUND	Ticker Symbols
(“Large Cap Growth” or the “Fund”)	Institutional Share: CMLIX
Retail Share: CAMLX

For the fiscal year ended October 31, 2023, the Fund’s Retail Class shares returned 14.67%, while the Institutional Class shares returned 14.93%.  This compares with a return of 18.95% during the reporting period for the Russell 1000® Growth Index (“the Index”), which serves as the Fund’s benchmark.

Contributors and Detractors to Performance
Elements positively affecting the Fund’s performance included strong stock selection in the Health Care and Industrials sectors.  The Fund was underweight the Technology sector and overweight the Consumer Staples sector, both of which hindered performance.

The stocks that contributed the most to relative performance were Tesla, Inc. and Adobe Incorporated.

•
Tesla is the electric vehicle pioneer.  We initiated a position in February 2023.  The stock has performed well as Tesla increased vehicle production and delivery allowing for economies of scale to improve margins and earnings.

•
Adobe Incorporated is a software company engaged in digital marketing and media solutions.  It is well known for its Photoshop and Illustrator products.  In its most recent quarter, Adobe reported revenues increase 10.3% from the prior year and also increased its operating margin, reversing a trend from the prior year.  Adobe was initially added to the fund in 2010.

The stocks that detracted the most from relative performance to the benchmark were Nvidia Corporation and First Republic Bank.

•
Nvidia Corporation designs and manufactures computer graphics processors, chipsets and related software used for cloud based computing functions including the continued development of artificial intelligence products.  Its graphics processors are also used by game console manufacturers and in the development of autonomous robots and cars.  The Fund had an average position size of 1.8% in Nvidia stock for the fiscal year, a smaller position than the benchmark at 3.64%.  The stock returned over 200% for the fiscal year.

•
First Republic Bank was involved in banking and wealth management.  In March, 2023 Silicon Valley Bank (not owned) faced a liquidity crunch as a virtual run on the bank occurred.  As a result, First Republic and other regional banks were forced to raise funds to meet customer withdrawal demands.  We sold all shares on March 13.

CONGRESS MID CAP GROWTH FUND	Ticker Symbols
(“Mid Cap Growth” or the “Fund”)	Institutional Share: IMIDX
Retail Share: CMIDX

For the fiscal year ended October 31, 2023, the Fund’s Retail Class shares returned 1.34%, while the Institutional Class shares returned 1.57%.  This compares with a return of 3.35% during the reporting period for the Russell Midcap® Growth Index (“the Index”), which serves as the Fund’s benchmark.

Contributors and Detractors to Performance
Elements positively affecting the Fund’s performance included strong stock selection in the Health Care and Industrials sectors and an underweight in the Energy sector.  Stock selection in both the Information Technology and Financials sectors hindered performance.

The stocks that contributed the most to relative performance were Deckers Outdoor Corp. and Saia, Inc.

•
Deckers Outdoor Corporation is a footwear and apparel company focused on casual lifestyle and high-performance use. Its portfolio of brands includes UGG, HOKA, Teva, and Sanuk. The HOKA launch continues to perform well as DECK grows the brand’s direct-to-consumer and international channels. The brand is also showing share gains across markets, channels, and with younger consumers.

•
Saia is a freight transportation company that holds a top ten position in the fragmented less-than-truckload (LTL) shipping market.  LTL shipping is considered a higher-quality segment of the trucking industry and is expected to benefit from prevailing market conditions.  SAIA successfully implemented cost controls by reducing its reliance on outsourced transportation in response to lower volumes.  Compared to its competitors, SAIA has maintained better pricing by taking on heavier shipments, which increases the revenue per shipment.  Additionally, the company is making progress in achieving its goals for terminal expansion, which should support revenue growth and margin expansion in the upcoming years.

The stocks that detracted the most from relative  performance were First Republic Bank and Perficient, Inc.

•
First Republic Bank was involved in banking and wealth management.  In March, 2023 Silicon Valley Bank (not owned) faced a liquidity crunch as a virtual run on the bank occurred.  As a result, First Republic and other regional banks were forced to raise funds to meet customer withdrawal demands.  We sold all shares on March 13.

•
Perficient is an IT services firm specializing in the digital transformation of business operations and processes.  The company reported a rapid change in business outlook due to a less robust IT spending environment for their work.  The short term portion of their business is more susceptible to this type of spending pullback.  However, this reluctance to spend appears to be a temporary issue in our view.  On its recent quarterly earnings call, management discussed that it has not had backlog or bookings cancelled and cited momentum in certain areas of its business and expressed “excitement around emerging technologies.”

CONGRESS SMALL CAP GROWTH FUND	Ticker Symbols
(“Small Cap Growth” or the “Fund”)	Institutional Share: CSMCX
Retail Share: CSMVX

For the fiscal year ended October 31, 2023, the Fund’s Retail Class shares returned -1.77%, while the Institutional Class shares returned -1.52%.  This compares with a return of -7.63% during the reporting period for the Russell 2000® Growth Index (“the Index”), which serves as the Fund’s benchmark.

Contributors and Detractors to Performance
Elements positively affecting the Fund’s performance included strong stock selection in the Industrials, Consumer Staples and Health Care sectors, as well as an overweight allocation to Consumer Staples.  Stock selection in the Information Technology, Communication Services, Materials and Financials sectors hindered performance.

The stocks that contributed the most to relative performance were e.l.f. Beauty and Sterling Infrastructure.

•
e.l.f. Beauty is a leading beauty products company offering high-quality cosmetics at value prices.  Sales growth has benefited from rapid and accelerating market share gains in cosmetics and skin care.  Its brand strength is the result of new product innovation, effective marketing, significant traction with national and international retailers and consumer trade-down behavior.

•
Sterling Infrastructure is an industry leader in US construction solutions specializing in large scale site development services for E-infrastructure, Transportation and Building end markets.  The growing need for data center capacity, infrastructure investments, and the near-shoring of advanced manufacturing has underpinned a sustained acceleration of growth, enhanced profitability, and backlog growth to benefit future periods.

The stocks that detracted the most from relative performance were Aehr Test Systems and TechTarget.

•
Aehr Test Systems is a niche market leader manufacturing solutions that perform reliability screening and stress testing of semiconductor wafers.  Demand for Aehr’s testing systems benefits from an industry build-out of manufacturing capacity for silicon carbide semiconductors for electric vehicles.  Waning demand for electric vehicles, together with a lower outlook from Aehr’s significant customer have pressured the stock.

•
TechTarget offers data-driven marketing services to business-to-business technology vendors.  A general workforce reduction across the technology industry resulted in a significant decline in demand for the company’s solutions.  With broad-based weakness increasing the uncertainty towards client spending, the stock was removed from the portfolio.

In Closing:
As the investment world continues to evolve, we appreciate our shareholders’ continued confidence and trust in us. We look forward to continuing to serve you.

Sincerely,

Daniel A. Lagan, CFA	Todd Solomon, CFA	Gregg O’Keefe, CFA
Large Cap Growth	Mid Cap Growth	Small Cap Growth
Mid Cap Growth

Past performance is not a guarantee of future results.

Investment performance reflects fee waivers. In the absence of such waivers total returns would be reduced.

The opinions provided herein are those of Congress Asset Management and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in foreign securities which may involve greater volatility and political, economic, and currency risks and differences in accounting methods. Investments in small and medium cap securities involve additional risks such as limited liquidity and greater volatility. Growth stocks may lose value or fall out of favor with investors. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

Indexes are unmanaged and it is not possible to invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. Current and future holdings are subject to risk. For a complete list of Fund holdings, please refer to the Schedules of Investments in this report.

Congress Funds are distributed by Quasar Distributors, LLC.

The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

The Russell 1000 Growth Index measures the performance of the Large cap growth segment of the US equity universe. It includes those Russell 1000 companies with higher price-to-value ratios and higher forecasted growth values.

The Russell Midcap Growth Index measures the performance of the Mid cap growth segment of the US equity universe. It includes those Russell Midcap companies with higher price-to-value ratios and higher forecasted growth values.

The Russell 2000 Growth Index measures the performance of the small cap growth segment of the US equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

LARGE CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Retail Class

Value of $10,000 vs. Russell 1000® Growth Index and S&P 500® Index

Annualized Returns for the periods ended October 31, 2023

				Since	Ending
	One	Three	Five	Inception	Value
	Year	Year	Year	(9/18/2017) [1]	(10/31/2023)
Large Cap Growth, Retail Class	14.67%	6.83%	12.57%	12.47%	$20,525
Russell 1000® Growth Index	18.95%	8.70%	14.22%	14.13%	22,445
S&P 500® Index	10.14%	10.36%	11.01%	10.72%	18,643

This chart illustrates the performance of a hypothetical $10,000 investment made on September 18, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (888) 688-1299.

[1]
Effective as of the close of business on September 15, 2017, Century Shares Trust, a series of Century Capital Management Trust (the “Accounting Survivor”) was reorganized into the Fund (the “Reorganization”). As part of the Reorganization, Institutional Class shares of the Accounting Survivor were exchanged for Institutional Class shares of the Fund. Due to the change related to the Reorganization, the Retail Class inception is now September 18, 2017.

LARGE CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Institutional Class

Value of $100,000 vs. Russell 1000® Growth Index and S&P 500® Index

Annualized Returns for the periods ended October 31, 2023

					Ending
	One	Three	Five	Ten	Value
	Year	Year	Year	Year	(10/31/2023)
Large Cap Growth,
Institutional Class	14.93%	7.10%	12.86%	12.66%	$329,306
Russell 1000® Growth Index	18.95%	8.70%	14.22%	13.82%	365,021
S&P 500® Index	10.14%	10.36%	11.01%	11.18%	288,466

This chart illustrates the performance of a hypothetical $100,000 investment made on October 31, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (888) 688-1299.

The information shown reflects the historical performance of the Century Shares Trust, a series of Century Capital Management Trust (the “Accounting Survivor”). Effective as of the close of business on September 15, 2017, the Accounting Survivor was reorganized into the Fund (the “Reorganization”). As part of the Reorganization, Institutional Class shares of the Accounting Survivor were exchanged for Institutional Class shares of the Fund. Upon completion of the reorganization, the Fund assumed the performance, financial and other historical information of the Accounting Survivor.

MID CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Retail Class

Value of $10,000 vs. Russell Midcap® Growth Index and S&P 500® Index

Annualized Returns for the periods ended October 31, 2023

					Ending
	One	Three	Five	Ten	Value
	Year	Year	Year	Year	(10/31/2023)
Mid Cap Growth,
Retail Class	1.34%	3.21%	9.34%	8.96%	$23,596
Russell Midcap®
Growth Index	3.35%	0.79%	8.09%	9.09%	23,865
S&P 500® Index	10.14%	10.36%	11.01%	11.18%	28,847

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (888) 688-1299.

MID CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Institutional Class

Value of $100,000 vs. Russell Midcap® Growth Index and S&P 500® Index

Annualized Returns for the periods ended October 31, 2023

					Ending
	One	Three	Five	Ten	Value
	Year	Year	Year	Year	(10/31/2023)
Mid Cap Growth,
Institutional Class	1.57%	3.47%	9.61%	9.24%	$241,953
Russell Midcap®
Growth Index	3.35%	0.79%	8.09%	9.09%	238,648
S&P 500® Index	10.14%	10.36%	11.01%	11.18%	288,466

This chart illustrates the performance of a hypothetical $100,000 investment made on October 31, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (888) 688-1299.

SMALL CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Retail Class

Value of $10,000 vs. Russell 2000® Growth Index

Annualized Returns for the periods ended October 31, 2023

					Ending
	One	Three	Five	Ten	Value
	Year	Year	Year	Year	(10/31/2023)
Small Cap Growth, Retail Class	-1.77%	10.82%	11.02%	9.73%	$25,317
Russell 2000® Growth Index	-7.63%	-1.83%	2.68%	5.67%	17,362

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (888) 688-1299.

Effective at the close of business on September 15, 2017, the Century Small Cap Select Fund, a series of Century Capital Management Trust (the “Predecessor Fund”), reorganized into the Fund (the “Reorganization”). Performance information shown prior to the close of business on September 15, 2017 is that of the Predecessor Fund. Returns of the Retail Class shown in the table reflect the returns of the Investor Class of the Predecessor Fund.

SMALL CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Institutional Class

Value of $100,000 vs. Russell 2000® Growth Index

Annualized Returns for the periods ended October 31, 2023

					Ending
	One	Three	Five	Ten	Value
	Year	Year	Year	Year	(10/31/2023)
Small Cap Growth,
Institutional Class	-1.52%	11.10%	11.29%	10.03%	$259,979
Russell 2000® Growth Index	-7.63%	-1.83%	2.68%	5.67%	173,620

This chart illustrates the performance of a hypothetical $100,000 investment made on October 31, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (888) 688-1299.

Effective at the close of business on September 15, 2017, the Century Small Cap Select Fund, a series of Century Capital Management Trust (the “Predecessor Fund”), reorganized into the Fund (the “Reorganization”). Performance information shown prior to the close of business on September 15, 2017 is that of the Predecessor Fund. Returns of the Institutional Class shown in the table reflect the returns of the Institutional Class of the Predecessor Fund.

CONGRESS FUNDS

SECTOR ALLOCATIONS at October 31, 2023 (Unaudited)

Large Cap Growth

Sector	Percent of Net Assets
Information Technology	36.5%
Consumer Discretionary	14.2%
Health Care	14.0%
Communication Services	7.2%
Financials	6.9%
Consumer Staples	5.8%
Materials	5.6%
Industrials	4.9%
Energy	3.7%
Cash [1]	1.2%
Total	100.0%

Mid Cap Growth

Sector	Percent of Net Assets
Industrials	24.3%
Information Technology	21.1%
Health Care	17.7%
Consumer Discretionary	15.9%
Consumer Staples	5.0%
Financials	5.0%
Energy	3.0%
Materials	2.6%
Communication Services	2.3%
Real Estate	2.1%
Cash [1]	1.0%
Total	100.0%

Small Cap Growth

Sector	Percent of Net Assets
Industrials	23.8%
Health Care	19.5%
Information Technology	17.0%
Consumer Discretionary	11.5%
Consumer Staples	10.9%
Energy	5.0%
Communication Services	1.7%
Financials	4.0%
Materials	2.2%
Cash [1]	4.4%
Total	100.0%

1  Includes Cash Equivalents and Other Assets in Excess of Liabilities.

LARGE CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2023

Shares		Value
COMMON STOCKS: 98.9%

Aerospace & Defense: 0.9%
7,750	Northrop Grumman
	Corp.	$3,653,583

Automobiles: 1.7%
35,600	Tesla, Inc. [1]	7,149,904

Broadline Retail: 4.9%
155,600	Amazon.com, Inc. [1]	20,708,804

Capital Markets: 2.0%
21,225	CME Group, Inc. –
	Class A	4,530,689
12,600	Moody’s Corp.	3,880,800
		8,411,489
Chemicals: 2.0%
35,875	Sherwin-
	Williams Co.	8,545,784

Communications
Equipment: 0.9%
17,925	Arista Networks,
	Inc. [1]	3,591,632

Construction Materials: 1.9%
19,000	Martin Marietta
	Materials, Inc.	7,769,860

Consumer Staples
Distribution & Retail: 3.5%
26,900	Costco Wholesale
	Corp.	14,860,636

Electrical Equipment: 2.0%
40,000	Eaton Corp. PLC	8,316,400

Financial Services: 4.1%
74,100	Visa, Inc. – Class A	17,420,910

Ground Transportation: 2.1%
22,850	Old Dominion
	Freight Line, Inc.	8,606,681

Health Care Equipment
& Supplies: 4.7%
102,700	Boston Scientific
	Corp. [1]	5,257,213
77,800	Dexcom, Inc. [1]	6,910,974
29,700	Intuitive Surgical,
	Inc. [1]	7,787,934
		19,956,121
Health Care Providers
& Services: 2.7%
21,400	UnitedHealth
	Group, Inc.	11,460,984

Health Care Technology: 1.4%
31,000	Veeva Systems,
	Inc. – Class A [1]	5,974,010

Hotels, Restaurants
& Leisure: 1.9%
55,675	Darden
	Restaurants, Inc.	8,102,383

Household Products: 2.3%
64,600	Procter &
	Gamble Co.	9,691,938

Insurance: 0.8%
14,350	Arthur J Gallagher
	& Co.	3,379,281

Interactive Media
& Services: 6.4%
124,000	Alphabet, Inc. –
	Class A [1]	15,385,920
42,250	Alphabet, Inc. –
	Class C [1]	5,293,925
20,700	Meta Platforms,
	Inc. – Class A [1]	6,236,289
		26,916,134
IT Services: 1.9%
27,625	Accenture PLC –
	Class A	8,207,111

Media: 0.8%
49,775	Trade Desk, Inc. –
	Class A [1]	3,532,034

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2023 (Continued)

Shares		Value
COMMON STOCKS: 98.9% (Continued)

Metals & Mining: 1.7%
217,200	Freeport-McMoRan
	Copper &
	Gold, Inc.	$7,337,016

Oil, Gas &
Consumable Fuels: 3.7%
34,600	Chevron Corp.	5,042,258
43,700	Pioneer Natural
	Resources Co.	10,444,300
		15,486,558
Pharmaceuticals: 5.2%
24,200	Eli Lilly & Co.	13,405,106
54,200	Zoetis, Inc.	8,509,400
		21,914,506
Semiconductors &
Semiconductor Equipment: 4.5%
26,000	NVIDIA Corp.	10,602,800
48,900	NXP
	Semiconductors NV	8,431,827
		19,034,627
Software: 22.2%
36,300	Adobe, Inc. [1]	19,313,778
26,500	Intuit, Inc.	13,116,175
93,750	Microsoft Corp.	31,697,813
20,500	Roper
	Technologies, Inc.	10,015,685
12,150	ServiceNow, Inc. [1]	7,069,477
27,000	Synopsys, Inc. [1]	12,674,880
		93,887,808
Specialty Retail: 5.7%
11,700	O’Reilly
	Automotive, Inc. [1]	10,886,148
45,475	The Home
	Depot, Inc.	12,946,278
		23,832,426
Technology Hardware,
Storage & Peripherals: 7.0%
173,350	Apple, Inc.	29,602,979
TOTAL COMMON STOCKS
(Cost $208,638,018)		417,351,599

SHORT-TERM INVESTMENTS: 1.2%

Money Market Funds: 1.2%
5,150,162	First American
	Treasury
	Obligations Fund –
	Class X, 5.275% [2]	5,150,162
TOTAL SHORT-TERM
INVESTMENTS
(Cost $5,150,162)		5,150,162
TOTAL INVESTMENTS
IN SECURITIES: 100.1%
(Cost $213,788,180)		422,501,761
Liabilities in Excess
of Other Assets: (0.1)%		(247,192)
TOTAL NET
ASSETS: 100.0%		$422,254,569

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of October 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the Congress Large Cap Growth Fund’s (the “Fund”) administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2023

Shares		Value
COMMON STOCKS: 99.0%

Capital Markets: 5.0%
80,000	FactSet Research
	Systems Inc.	$34,551,200
250,000	Raymond James
	Financial, Inc.	23,860,000
		58,411,200
Commercial Services
& Supplies: 2.7%
725,000	Copart, Inc. [1]	31,552,000

Communications
Equipment: 2.0%
550,000	Ciena Corp. [1]	23,210,000

Construction &
Engineering: 4.7%
150,000	EMCOR
	Group, Inc.	30,997,500
600,000	WillScot Mobile
	Mini Holdings
	Corp. [1]	23,646,000
		54,643,500
Consumer Staples
Distribution & Retail: 2.5%
425,000	BJ’s Wholesale
	Club Holdings,
	Inc. [1]	28,951,000

Containers & Packaging: 2.6%
175,000	Avery Dennison
	Corp.	30,462,250

Distributors: 2.3%
85,000	Pool Corp.	26,840,450

Electrical Equipment: 2.9%
700,000	nVent Electric plc	33,691,000

Electronic Equipment,
Instruments & Components: 4.2%
175,000	Keysight
	Technologies,
	Inc. [1]	21,358,750
75,000	Teledyne
	Technologies
	Inc. [1]	28,094,250
		49,453,000
Energy Equipment
& Services: 3.0%
1,150,000	ChampionX Corp.	35,420,000

Entertainment: 2.3%
200,014	Take-Two
	Interactive
	Software, Inc. [1]	26,751,873

Ground Transportation: 3.1%
100,000	Saia, Inc. [1]	35,849,000

Health Care Equipment
& Supplies: 9.3%
95,010	The Cooper
	Cos., Inc.	29,619,368
365,000	Hologic, Inc. [1]	24,152,050
165,000	ResMed, Inc.	23,301,300
150,000	Steris plc	31,497,000
		108,569,718
Hotels, Restaurants
& Leisure: 5.2%
250,000	Choice Hotels
	International, Inc.	27,625,000
225,000	Darden
	Restaurants, Inc.	32,744,250
		60,369,250
Household Products: 2.5%
325,000	Church & Dwight
	Co., Inc.	29,555,500

IT Services: 2.2%
450,000	Perficient, Inc. [1]	26,185,500

Life Sciences Tools
& Services: 8.4%
375,000	Bruker Corp.	21,375,000
135,000	Charles River
	Laboratories
	International,
	Inc. [1]	22,728,600

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2023 (Continued)

Shares		Value
COMMON STOCKS: 99.0% (Continued)

Life Sciences Tools
& Services: 8.4% (Continued)
26,000	Mettler-Toledo
	International
	Inc. [1]	$25,615,200
90,000	West
	Pharmaceutical
	Services, Inc.	28,646,100
		98,364,900
Machinery: 6.0%
400,000	Crane Co.	38,932,000
180,000	Watts Water
	Technologies, Inc.	31,141,800
		70,073,800
Professional Services: 5.0%
285,000	Booz Allen
	Hamilton
	Holding Corp.	34,180,050
100,023	Paycom
	Software, Inc.	24,502,634
		58,682,684
Residential REITs: 2.1%
225,000	Sun Communities,
	Inc. – REIT	25,029,000

Semiconductors &
Semiconductor Equipment: 6.6%
350,000	Diodes Inc. [1]	22,778,000
300,000	Entegris, Inc.	26,412,000
65,000	Monolithic Power
	Systems, Inc.	28,713,100
		77,903,100
Software: 6.0%
250,001	Qualys, Inc. [1]	38,237,652
200,000	SPS Commerce,
	Inc. [1]	32,068,000
		70,305,652
Specialty Retail: 4.6%
140,000	Asbury Automotive
	Group, Inc. [1]	26,791,800
70,000	Ulta Beauty, Inc. [1]	26,691,700
		53,483,500
Textiles, Apparel &
Luxury Goods: 3.8%
75,000	Deckers Outdoor
	Corp. [1]	44,779,500
TOTAL COMMON STOCKS
(Cost $930,741,880)		1,158,537,377

SHORT-TERM INVESTMENTS: 1.0%

Money Market Funds: 1.0%
11,372,759	First American
	Treasury
	Obligations Fund –
	Class X, 5.275% [2]	11,372,759
TOTAL SHORT-TERM
INVESTMENTS
(Cost $11,372,759)		11,372,759
TOTAL INVESTMENTS
IN SECURITIES: 100.0%
(Cost $942,114,639)		1,169,910,136
Other Assets in Excess
of Liabilities: (0.0)% [3]		(560,721)
TOTAL NET
ASSETS: 100.0%		$1,169,349,415

REIT – Real Estate Investment Trust
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of October 31, 2023.
[3]	Does not round to 0.0% or (0.0)%, as applicable.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the Congress Mid Cap Growth Fund’s (the “Fund”) administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2023

Shares		Value
COMMON STOCKS: 95.9%

Aerospace & Defense: 3.2%
210,000	AeroVironment,
	Inc. [1]	$24,078,600

Automobile Components: 2.4%
220,000	Fox Factory
	Holding Corp. [1]	17,923,400

Banks: 2.5%
500,000	Ameris Bancorp	18,650,000

Beverages: 2.5%
200,000	MGP Ingredients,
	Inc.	18,932,000

Building Products: 2.5%
640,000	PGT Innovations,
	Inc. [1]	19,161,600

Capital Markets: 1.6%
225,000	Cohen &
	Steers, Inc.	11,754,000

Chemicals: 2.2%
145,000	Balchem Corp.	16,854,800

Communications
Equipment: 4.6%
480,000	Calix, Inc. [1]	15,897,600
915,000	Extreme Networks,
	Inc. [1]	18,867,300
		34,764,900
Construction &
Engineering: 7.8%
120,000	Comfort Systems
	USA, Inc.	21,822,000
325,000	Sterling
	Infrastructure, Inc. [1]	23,676,250
70,000	Valmont
	Industries, Inc.	13,783,700
		59,281,950
Consumer Staples
Distribution & Retail: 2.7%
490,000	Sprouts Farmers
	Market, Inc. [1]	20,589,800

Electronic Equipment,
Instruments &
Components: 2.6%
140,000	Badger Meter, Inc.	19,397,000

Energy Equipment
& Services: 2.5%
870,000	Core Laboratories,
	Inc.	18,635,400

Food Products: 2.9%
585,000	Simply Good
	Foods Co. [1]	21,814,650

Health Care Equipment
& Supplies: 7.8%
205,000	CONMED Corp.	19,979,300
265,000	Integer Holdings
	Corp. [1]	21,510,050
380,000	LeMaitre
	Vascular, Inc.	18,460,400
		59,949,750
Health Care Providers
& Services: 5.0%
260,000	AMN Healthcare
	Services, Inc. [1]	19,723,600
585,000	Progyny, Inc. [1]	18,053,100
		37,776,700
Hotels, Restaurants
& Leisure: 2.1%
470,000	Chuy’s Holdings,
	Inc. [1]	15,820,200

Household Durables: 2.2%
285,000	Skyline Champion
	Corp. [1]	16,709,550

Leisure Products: 2.6%
455,000	YETI Holdings,
	Inc. [1]	19,346,600

Life Sciences Tools
& Services: 2.3%
72,000	Medpace
	Holdings, Inc. [1]	17,472,240

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2023 (Continued)

Shares		Value
COMMON STOCKS: 95.9% (Continued)

Machinery: 2.4%
160,000	EnPro
	Industries, Inc.	$17,769,600

Media: 1.7%
500,000	Perion Network
	Ltd. [1]	12,700,000

Oil, Gas &
Consumable Fuels: 2.5%
475,000	SM Energy Co.	19,152,000

Personal Care Products: 2.8%
230,000	e.l.f Beauty, Inc. [1]	21,304,900

Pharmaceuticals: 4.4%
325,000	Prestige Consumer
	Healthcare, Inc. [1]	19,292,000
570,000	Supernus
	Pharmaceuticals,
	Inc. [1]	13,594,500
		32,886,500
Professional Services: 8.0%
110,000	FTI Consulting,
	Inc. [1]	23,348,600
160,000	ICF International,
	Inc.	20,276,800
305,000	WNS Holdings
	Ltd. – ADR [1]	16,567,600
		60,193,000
Semiconductors &
Semiconductor Equipment: 7.0%
600,000	Aehr Test Systems [1]	14,136,000
180,000	Onto Innovation,
	Inc. [1]	20,226,600
270,000	Power Integrations,
	Inc.	18,719,100
		53,081,700
Software: 2.8%
140,000	Qualys, Inc. [1]	21,413,000

Specialty Retail: 2.3%
250,000	Boot Barn
	Holdings, Inc. [1]	17,375,000
TOTAL COMMON STOCKS
(Cost $709,382,810)		724,788,840

SHORT-TERM INVESTMENTS: 4.5%

Money Market Funds: 4.5%
33,826,242	First American
	Treasury
	Obligations
	Fund – Class X,
	5.275% [2]	33,826,242
TOTAL SHORT-TERM
INVESTMENTS
(Cost $33,826,242)		33,826,242
TOTAL INVESTMENTS
IN SECURITIES: 100.4%
(Cost $743,209,052)		758,615,082
Liabilities in Excess
of Other Assets: (0.4)%		(3,242,771)
TOTAL NET
ASSETS: 100.0%		$755,372,311

ADR – American Depositary Receipt
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of October 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the Congress Small Cap Growth Fund’s (the “Fund”) administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2023

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
ASSETS
Investments in unaffiliated securities, at value
(Cost $213,788,180, $942,114,639,
and $743,209,052, respectively)	$422,501,761	$1,169,910,136	$758,615,082
Receivables:
Fund shares sold	38,509	1,250,156	2,552,912
Dividends and interest	237,763	476,969	183,872
Prepaid expenses	15,100	32,596	32,653
Total assets	422,793,133	1,171,669,857	761,384,519

LIABILITIES
Payables:
Fund shares redeemed	226,510	1,218,489	3,245,152
Investment securities purchased	—	—	2,133,075
Investment advisory fees, net	182,955	619,813	365,164
Sub-transfer agent fees	56,188	284,944	129,598
Audit fees	25,750	25,750	25,749
Fund administration fees	18,095	49,723	31,219
Transfer agent fees	12,599	30,183	27,466
Fund accounting fees	11,473	32,557	20,218
Custody fees	2,095	6,726	609
Distribution fees – Retail Class	1,131	13,455	28,864
Chief Compliance Officer fees	917	917	917
Other accrued expenses	851	37,885	4,177
Total liabilities	538,564	2,320,442	6,012,208
NET ASSETS	$422,254,569	$1,169,349,415	$755,372,311

COMPONENTS OF NET ASSETS
Paid-in capital	$197,876,729	$862,858,715	$785,334,105
Total distributable (accumulated)
earnings (losses)	224,377,840	306,490,700	(29,961,794)
Total net assets	$422,254,569	$1,169,349,415	$755,372,311
Net Asset Value (unlimited shares authorized):
Retail Class:
Net assets	$2,470,561	$41,717,935	$109,081,126
Shares of beneficial interest
issued and outstanding	66,854	1,900,566	3,717,665
Net asset value, offering price,
and redemption price per share	$36.95	$21.95	$29.34
Institutional Class:
Net assets	$419,784,008	$1,127,631,480	$646,291,185
Shares of beneficial interest
issued and outstanding	11,274,825	49,995,018	19,195,672
Net asset value, offering price,
and redemption price per share	$37.23	$22.55	$33.67

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2023

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
INVESTMENT INCOME
Dividends from unaffiliated securities
(net of foreign withholding tax of
$28,511, $—, and $1,410, respectively)	$4,497,223	$7,856,222	$1,826,369
Interest	173,479	787,216	1,449,702
Other income	807	1,286	854
Total investment income	4,671,509	8,644,724	3,276,925

EXPENSES
Investment advisory fees	2,053,405	7,649,836	5,148,162
Fund administration fees	207,344	607,290	311,994
Transfer agent fees	147,522	429,828	292,629
Fund accounting fees	131,209	397,796	200,917
Sub-transfer agent fees	130,013	661,512	271,859
Registration expenses	35,633	77,147	83,664
Custody fees	29,383	93,253	44,740
Trustees fees	27,768	46,044	32,053
Audit fees	26,950	39,299	20,750
Miscellaneous expenses	19,565	52,901	29,004
Legal fees	11,743	9,528	9,640
Chief Compliance Officer fees	11,500	11,500	11,500
Reports to shareholders	9,344	34,009	44,105
Insurance expenses	7,097	11,343	7,006
Distribution fees – Retail Class	6,530	116,748	248,186
Interest expense	—	10,070	—
Total expenses	2,855,006	10,248,104	6,756,209
Less: fees waived	—	—	(451,362)
Net expenses	2,855,006	10,248,104	6,304,847
Net investment income (loss)	1,816,503	(1,603,380)	(3,027,922)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
Unaffiliated investments	14,945,889	93,875,967	(38,444,660)
Net realized gain (loss) on investments	14,945,889	93,875,967	(38,444,660)
Net change in unrealized
appreciation/depreciation on:
Unaffiliated investments	39,776,330	(70,730,368)	9,353,837
Translation of Other Assets and Liabilities
Denominated in Foreign Currency	—	(17)	—
Change in net unrealized
appreciation/depreciation	39,776,330	(70,730,385)	9,353,837
Net realized and unrealized
gain (loss) on investments	54,722,219	23,145,582	(29,090,823)
Net increase (decrease) in net assets
resulting from operations	$56,538,722	$21,542,202	$(32,118,745)

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

(This Page Intentionally Left Blank.)

LARGE CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2023	October 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$1,816,503	$1,798,773
Net realized gain (loss) on investments	14,945,889	14,124,269
Change in net unrealized appreciation/depreciation
on investments	39,776,330	(122,483,584)
Net increase (decrease) in net assets
resulting from operations	56,538,722	(106,560,542)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(96,810)	(368,947)
Net distributions to shareholders – Institutional Class	(14,881,083)	(47,672,036)
Total distributions to shareholders	(14,977,893)	(48,040,983)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class [1]	(424,629)	(229,797)
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class [1]	973,384	29,168,333
Total increase (decrease) in net assets
from capital share transactions	548,755	28,938,536
Total increase (decrease) in net assets	42,109,584	(125,662,989)

NET ASSETS
Beginning of year	380,144,985	505,807,974
End of year	$422,254,569	$380,144,985

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2023		October 31, 2022
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	20,997	$738,819	15,146	$590,191
Shares issued in
reinvestment of distributions	2,653	88,075	7,631	328,825
Shares redeemed	(36,079)	(1,251,523)	(29,127)	(1,148,813)
Net increase (decrease)	(12,429)	$(424,629)	(6,350)	$(229,797)

	Year Ended		Year Ended
	October 31, 2023		October 31, 2022
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	667,215	$22,963,568	480,021	$17,860,279
Shares issued in
reinvestment of distributions	382,512	12,768,251	958,960	41,542,167
Shares redeemed	(980,980)	(34,758,435)	(786,382)	(30,234,113)
Net increase (decrease)	68,747	$973,384	652,599	$29,168,333

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2023	October 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(1,603,380)	$(3,841,604)
Net realized gain (loss) on investments	93,875,967	84,656,679
Change in net unrealized appreciation/depreciation
on investments	(70,730,368)	(573,332,504)
Change in net unrealized appreciation/depreciation
on translation of other assets	(17)	(96)
Net increase (decrease) in net assets
resulting from operations	21,542,202	(492,517,525)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(2,458,128)	(4,891,258)
Net distributions to shareholders – Institutional Class	(63,285,862)	(186,133,050)
Total distributions to shareholders	(65,743,990)	(191,024,308)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class [1]	361,712	20,570,855
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class [1]	(22,104,133)	149,876,322
Total increase (decrease) in net assets
from capital share transactions	(21,742,421)	170,447,177
Total increase in net assets	(65,944,209)	(513,094,656)

NET ASSETS
Beginning of year	1,235,293,624	1,748,388,280
End of year	$1,169,349,415	$1,235,293,624

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2023		October 31, 2022
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	563,864	$13,079,613	1,100,898	$30,204,508
Shares issued in
reinvestment of distributions	92,170	2,108,850	138,303	4,270,789
Shares redeemed	(638,849)	(14,826,751)	(505,089)	(13,904,442)
Net increase (decrease)	17,185	$361,712	734,112	$20,570,855

	Year Ended		Year Ended
	October 31, 2023		October 31, 2022
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	12,022,486	$288,226,051	14,733,044	$410,224,289
Shares issued in
reinvestment of distributions	1,919,235	45,025,248	4,298,462	135,573,492
Shares redeemed	(14,813,081)	(355,355,432)	(14,449,762)	(395,921,459)
Net increase (decrease)	(871,360)	$(22,104,133)	4,581,744	$149,876,322

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2023	October 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(3,027,922)	$(2,199,561)
Net realized gain (loss) on investments	(38,444,660)	(4,049,060)
Change in net unrealized appreciation/depreciation
on investments	9,353,837	(56,799,620)
Net increase (decrease) in net assets
resulting from operations	(32,118,745)	(63,048,241)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	—	(14,126,807)
Net distributions to shareholders – Institutional Class	—	(19,881,356)
Total distributions to shareholders	—	(34,008,163)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class [1]	26,586,901	31,949,546
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class [1]	353,821,326	255,921,397
Total increase (decrease) in net assets from
capital share transactions	380,408,227	287,870,943
Total increase (decrease) in net assets	348,289,482	190,814,539

NET ASSETS
Beginning of year	407,082,829	216,268,290
End of year	$755,372,311	$407,082,829

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2023		October 31, 2022
	Shares	Amount	Shares	Amount
Retail Class:
Shares Sold	1,430,567	$44,853,460	1,582,086	$52,966,487
Shares issued in
reinvestment of distributions	—	—	372,790	13,599,362
Shares redeemed	(591,209)	(18,266,559)	(1,081,058)	(34,616,303)
Net increase (decrease)	839,358	$26,586,901	873,818	$31,949,546

	Year Ended		Year Ended
	October 31, 2023		October 31, 2022
	Shares	Amount	Shares	Amount
Institutional Class:
Shares Sold	14,175,443	$509,950,536	9,839,820	$361,876,958
Shares issued in
reinvestment of distributions	—	—	416,279	17,346,368
Shares redeemed	(4,371,189)	(156,129,210)	(3,426,364)	(123,301,929)
Net increase (decrease)	9,804,254	$353,821,326	6,829,735	$255,921,397

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

RETAIL CLASS

	Year Ended October 31,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$33.43	$47.27	$37.71	$32.51	$29.04

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [1]	0.08	0.06	(0.03)	0.03	0.09
Net realized and unrealized
gain (loss) on investments	4.68	(9.40)	12.80	7.57	4.99
Total from investment operations	4.76	(9.34)	12.77	7.60	5.08

LESS DISTRIBUTIONS:
From net investment income	(0.10)	—	(0.01)	(0.08)	(0.14)
From net realized gain	(1.14)	(4.50)	(3.20)	(2.32)	(1.47)
Total distributions	(1.24)	(4.50)	(3.21)	(2.40)	(1.61)
Net asset value, end of year	$36.95	$33.43	$47.27	$37.71	$32.51
Total return	14.67%	(21.90)%	36.14%	25.00%	18.61%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$2.5	$2.7	$4.0	$3.0	$3.9
Portfolio turnover rate	22%	23%	19%	24%	20%

RATIOS:
Expenses to average net assets	0.94%	0.94%	0.93%	0.95%	0.96%
Net investment income (loss)
to average net assets	0.22%	0.17%	(0.07)%	0.08%	0.31%

[1]	Calculated based on the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

INSTITUTIONAL CLASS

	Year Ended October 31,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$33.69	$47.54	$37.89	$32.67	$29.11

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [1]	0.16	0.16	0.08	0.10	0.17
Net realized and unrealized
gain (loss) on investments	4.72	(9.45)	12.87	7.60	5.01
Total from investment operations	4.88	(9.29)	12.95	7.70	5.18

LESS DISTRIBUTIONS:
From net investment income	(0.20)	(0.06)	(0.10)	(0.16)	(0.15)
From net realized gain	(1.14)	(4.50)	(3.20)	(2.32)	(1.47)
Total distributions	(1.34)	(4.56)	(3.30)	(2.48)	(1.62)
Net asset value, end of year	$37.23	$33.69	$47.54	$37.89	$32.67
Total return	14.93%	(21.69)%	36.50%	25.27%	18.94%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$419.8	$377.5	$501.8	$390.5	$327.2
Portfolio turnover rate	22%	23%	19%	25%	20%

RATIOS:
Expenses to average net assets	0.69%	0.69%	0.68%	0.70%	0.71%
Net investment income (loss)
to average net assets	0.44%	0.42%	0.18%	0.29%	0.56%

[1]	Calculated based on the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

RETAIL CLASS

	Year Ended October 31,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$22.90	$36.20	$24.37	$21.65	$18.62

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [1]	(0.09)	(0.13)	(0.17)	(0.10)	(0.07)
Net realized and unrealized
gain (loss) on investments	0.45	(9.17)	12.58	4.02	3.62
Total from investment operations	0.36	(9.30)	12.41	3.92	3.55

LESS DISTRIBUTIONS:
From net realized gain	(1.31)	(4.00)	(0.58)	(1.20)	(0.52)
Total distributions	(1.31)	(4.00)	(0.58)	(1.20)	(0.52)
Net asset value, end of year	$21.95	$22.90	$36.20	$24.37	$21.65
Total return	1.34%	(28.54)%	51.83%	18.85%	19.60%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$41.7	$43.1	$41.6	$24.8	$26.7
Portfolio turnover rate	40%	16%	14%	27%	26%

RATIOS:
Expenses to average net assets	1.04%	1.03%	1.04%	1.05%	1.08%
Net investment income (loss)
to average net assets	(0.37)%	(0.50)%	(0.56)%	(0.46)%	(0.38)%

[1]	Calculated based on the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

INSTITUTIONAL CLASS

	Year Ended October 31,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$23.44	$36.88	$24.75	$21.92	$18.81

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [1]	(0.03)	(0.07)	(0.10)	(0.05)	(0.03)
Net realized and unrealized
gain (loss) on investments	0.45	(9.37)	12.81	4.08	3.66
Total from investment operations	0.42	(9.44)	12.71	4.03	3.63

LESS DISTRIBUTIONS:
From net investment income	—	—	—	(0.00)[2]	(0.00)[2]
From net realized gain	(1.31)	(4.00)	(0.58)	(1.20)	(0.52)
Total distributions	(1.31)	(4.00)	(0.58)	(1.20)	(0.52)
Net asset value, end of year	$22.55	$23.44	$36.88	$24.75	$21.92
Total return	1.57%	(28.37)%	52.25%	19.15%	19.86%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$1,127.6	$1,192.2	$1,706.8	$1,242.7	$1,049.2
Portfolio turnover rate	40%	16%	14%	27%	26%

RATIOS:
Expenses to average net assets	0.79%	0.78%	0.79%	0.80%	0.83%
Net investment income (loss)
to average net assets	(0.12)%	(0.26)%	(0.30)%	(0.21)%	(0.13)%

[1]	Calculated based on the average number of shares outstanding.
[2]	Does not round to $0.01 or $(0.01), as applicable.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

RETAIL CLASS

	Year Ended October 31,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$29.87	$44.39	$27.78	$26.69	$26.95

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [1]	(0.22)	(0.29)	(0.39)	(0.22)	(0.14)
Net realized and unrealized
gain (loss) on investments	(0.31)	(7.42)	19.57	3.59	2.33
Total from investment operations	(0.53)	(7.71)	19.18	3.37	2.19

LESS DISTRIBUTIONS:
From net realized gain	—	(6.81)	(2.57)	(2.28)	(2.45)
Total distributions	—	(6.81)	(2.57)	(2.28)	(2.45)
Net asset value, end of year	$29.34	$29.87	$44.39	$27.78	$26.69
Total return	(1.77)%	(20.15)%	73.51%	13.51%	9.19%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$109.1	$86.0	$89.0	$45.7	$44.5
Portfolio turnover rate	32%	23%	50%	44%	21%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	1.32%	1.34%	1.39%	1.49%	1.49%
After fees waived
and expenses absorbed	1.25%	1.25%	1.25%	1.25%	1.21%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	(0.77)%	(0.97)%	(1.17)%	(1.10)%	(0.82)%
After fees waived
and expenses absorbed	(0.70)%	(0.88)%	(1.03)%	(0.86)%	(0.54)%

[1]	Calculated based on the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

INSTITUTIONAL CLASS

	Year Ended October 31,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$34.19	$49.69	$30.76	$29.25	$29.24

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [1]	(0.17)	(0.23)	(0.33)	(0.18)	(0.09)
Net realized and unrealized
gain (loss) on investments	(0.35)	(8.46)	21.83	3.97	2.55
Total from investment operations	(0.52)	(8.69)	21.50	3.79	2.46

LESS DISTRIBUTIONS:
From net realized gain	—	(6.81)	(2.57)	(2.28)	(2.45)
Total distributions	—	(6.81)	(2.57)	(2.28)	(2.45)
Net asset value, end of year	$33.67	$34.19	$49.69	$30.76	$29.25
Total return	(1.52)%	(19.95)%	73.96%	13.78%	9.41%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$646.3	$321.1	$127.3	$43.0	$34.7
Portfolio turnover rate	32%	23%	50%	44%	21%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	1.07%	1.10%	1.14%	1.24%	1.28%
After fees waived
and expenses absorbed	1.00%	1.00%	1.00%	1.00%	1.00%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	(0.53)%	(0.74)%	(0.92)%	(0.86)%	(0.62)%
After fees waived
and expenses absorbed	(0.46)%	(0.64)%	(0.78)%	(0.62)%	(0.34)%

[1]	Calculated based on the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2023

NOTE 1 – ORGANIZATION

Large Cap Growth, Mid Cap Growth, and Small Cap Growth (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” Large Cap Growth, which originally commenced operations on March 31, 2009, reorganized with the Century Shares Trust effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Shares Trust. Accordingly, Large Cap Growth has now adopted the inception date of the Century Shares Trust, which commenced operations on March 15, 1928. Mid Cap Growth commenced operations on October 31, 2012. Small Cap Growth was reorganized from the Century Small Cap Select Fund, effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Small Cap Select Fund, which commenced operations on December 9, 1999. Both the Century Shares Trust and the Century Small Cap Select Fund were series of the Century Capital Management Trust.

The Funds offer Retail Class and Institutional Class shares. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments, are allocated to each class of shares based on its relative net assets.

Large Cap Growth and Small Cap Growth’s investment objectives are to seek long-term capital growth. Mid Cap Growth’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid price and asked price will be used.

Prior to the effectiveness of Rule 2a-5 on September 8, 2022, the Board of Trustees (the “Board”) had delegated day-to-day valuation issues to a Valuation Committee of the Trust, which was comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee was to value securities where current and reliable market quotations were not readily available or the closing price did not represent fair value by following procedures approved by the Board. These procedures considered many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee were subsequently reviewed and ratified by the Board. The Valuation Committee served until September 7, 2022. Effective September 8, 2022, the Board approved Congress Asset Management Company, LLP (the “Advisor”), as the Funds’ valuation designee under Rule 2a-5.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2023. See the Schedules of Investments for industry breakouts.

Large Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$417,351,599	$—	$—	$417,351,599
Short-Term Investments	5,150,162	—	—	5,150,162
Total Investments
in Securities	$422,501,761	$—	$—	$422,501,761

Mid Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,158,537,377	$—	$—	$1,158,537,377
Short-Term Investments	11,372,759	—	—	11,372,759
Total Investments
in Securities	$1,169,910,136	$—	$—	$1,169,910,136

Small Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$724,788,840	$—	$—	$724,788,840
Short-Term Investments	33,826,242	—	—	33,826,242
Total Investments
in Securities	$758,615,082	$—	$—	$758,615,082

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

The Funds do not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net income losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

As of the year ended October 31, 2023, the Funds had capital loss carry-forward and deferred post-October and late year losses as follows:

	Short-Term	Long-Term
	Capital Loss	Capital Loss	Post-October	Late-Year
	Carryovers	Carryovers	Losses	Losses
Large Cap Growth	$—	$—	$—	$—
Mid Cap Growth	—	—	—	1,554,490
Small Cap Growth	33,638,650	8,921,081	—	2,808,094

As of October 31, 2023, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of October 31, 2023, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from MLPs & REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price is equal to the Funds’ net asset value per share. The Funds charged a 1.00% redemption fee on shares held less than 90 days, however, the redemption fee was eliminated for Large Cap Growth and Small Cap Growth as of close of business day on September 15, 2017, and Mid Cap Growth as of April 30, 2016. This fee was deducted from the redemption proceeds otherwise payable to the shareholder. The Funds retained the fee charged as paid-in capital and such fees became part of the Funds’ daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2023, the following adjustments were made[1]:

	Distributable
	(Accumulated)	Paid-In
	Earnings (Losses)	Capital
Large Cap Growth	$(609,834)	$609,834
Mid Cap Growth	(10,567,980)	10,567,980
Small Cap Growth	2,213,708	(2,213,708)

[1]	These differences were primarily due to net operating loss and utilization of equalization.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

K.
Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 202203 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on their financial statements.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that are designed to require funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments became effective January 24, 2023 and have a compliance date of July 24, 2024.

L.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Congress Asset Management Company, LLP (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee. For each of the Funds, the Advisor is entitled to a monthly fee as compensation for its services at the annual rates shown in the following table:

Large Cap Growth	0.50%
Mid Cap Growth	0.60%
Small Cap Growth	0.85%

The advisory fees incurred during the year ended October 31, 2023, are disclosed in the Statements of Operations.  The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

The Advisor has contractually agreed to limit each Fund’s expense ratio as follows by reducing all or a portion of its fees and reimbursing the Fund’s expenses so that its ratio of expenses to average net assets will not exceed:

Current
Large Cap Growth	0.95%
Mid Cap Growth	0.85%
Small Cap Growth	1.00%

The contract’s term is indefinite and may be terminated only by the Board. The amount of fees waived and expenses absorbed during the year ended October 31, 2023, are disclosed in the Statements of Operations. Amounts due from the Advisor are paid monthly to the Funds, if applicable.

The Advisor may recapture a portion of the following amounts no later than the dates as stated below. Any recapture of a fee waived or expense reimbursed should occur before the end of the third year following the period to which the fee waiver and/or expense absorption relates.

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement. Additionally, the Advisor may only be reimbursed if the amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser expense cap in place at the time of waiver or reimbursement. Any such reimbursement is also contingent upon the Board’s review.

Small Cap Growth:

Expiration	Amount
October 31, 2024	$203,049
October 31, 2025	296,189
October 31, 2026	451,362
$950,600

The Large Cap Growth and Mid Cap Growth Funds did not waive any fees during the year ended October 31, 2023 and had no previously-waived fees available for reimbursement.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board. The

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the year ended October 31, 2023, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class.  The Plan provides that each Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Retail Class of each Fund. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Distribution fees incurred by the Funds during the year ended October 31, 2023, are disclosed in the Statements of Operations.

Each Fund has entered into sub-transfer agent arrangements (the “Arrangements”), for sub-transfer agent fees paid to third-party intermediaries, with respect to each Fund. All Arrangements must be approved by the Board. For the year ended October 31, 2023, sub-transfer agent fees incurred by the Funds are disclosed in the Statements of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term securities, for the year ended October 31, 2023, were as follows:

Fund	Purchases	Sales/Maturities
Large Cap Growth	$87,810,196	$100,031,932
Mid Cap Growth	504,783,668	592,099,502
Small Cap Growth	546,522,170	184,701,601

There were no purchases or sales of long-term U.S. Government securities for the year ended October 31, 2023.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended October 31, 2023, and the year ended October 31, 2022 as applicable, were as follows:

Large Cap Growth:
	2023	2022
Distributions paid from:
Ordinary income	$2,208,117	$599,637
Long-term capital gain [1]	12,769,776	47,441,346
	$14,977,893	$48,040,983

Mid Cap Growth:
	2023	2022
Distributions paid from:
Ordinary income	$—	$3,247,752
Long-term capital gain [1]	65,743,990	187,776,556
	$65,743,990	$191,024,308

Small Cap Growth:
	2023	2022
Distributions paid from:
Ordinary income	$—	$11,189,602
Long-term capital gain [1]	—	22,818,561
	$—	$34,008,163

[1]	Designated as long-term capital gain dividend, pursuant of Internal Revenue Code Section 852(b)(3).

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

The components of accumulated earnings (losses) on a tax basis as of the most recent fiscal year ended October 31, 2023, were as follows 2:

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
Cost of investments	$213,788,180	$942,104,047	$743,209,052
Gross tax unrealized
appreciation	210,751,901	291,350,549	98,357,145
Gross tax unrealized
depreciation	(2,038,320)	(63,544,498)	(82,951,115)
Net unrealized
appreciation
(depreciation)	208,713,581	227,806,051	15,406,030
Undistributed
ordinary income	1,328,219	—	—
Undistributed long-term
capital gain	14,336,040	80,239,139	—
Total distributable earnings	15,664,259	80,239,139	—
Other accumulated
gains (losses)	—	(1,554,490)	(45,367,824)
Total distributable
(accumulated)
earnings (losses)	$224,377,840	$306,490,700	$(29,961,794)

[2]	The differences between book and tax basis were primarily due to wash sale and transfer-in-kind adjustments.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Credit facility activity for the year ended October 31, 2023, was as follows:

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
Maximum available credit	$15,000,000	$30,000,000	$15,000,000
Largest amount outstanding
on an individual day	—	18,530,000	—
Average balance when in use	—	5,484,889	—
Loan outstanding as
of October 31, 2023	—	—	—
Average interest rate when in use	—	7.61%	—

Interest expense for the year ended October 31, 2023, is disclosed in the Statements of Operations, if applicable.

CONGRESS FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Professionally Managed Portfolios
and Shareholders of the Congress Funds

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, and Congress Small Cap Growth Fund (the “Funds”), each a series of Professionally Managed Portfolios (the “Trust”), including the schedules of investments, as of October 31, 2023, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 27, 2023

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended October 31, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/2023-10/31/2023).

Actual Expenses

The “Actual” lines of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales loads, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by Fund Services. An Individual Retirement Account will be charged a $15 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, fund administration fees, custody fees, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The “Hypothetical” lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended October 31, 2023 (Unaudited) (Continued)

Large Cap Growth

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	5/1/2023	10/31/2023	5/1/2023 – 10/31/2023 [1]
Retail Class Actual	$1,000.00	$1,072.90	$4.91
Retail Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,020.47	4.79

Institutional Class Actual	1,000.00	1,074.50	3.61
Institutional Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,021.73	3.52

[1]
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 0.94% and 0.69%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid Cap Growth

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	5/1/2023	10/31/2023	5/1/2023 – 10/31/2023 [2]
Retail Class Actual	$1,000.00	$948.60	$5.11
Retail Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,019.96	5.30

Institutional Class Actual	1,000.00	949.50	3.88
Institutional Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,021.22	4.02

[2]
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 1.04% and 0.79%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended October 31, 2023 (Unaudited) (Continued)

Small Cap Growth

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	5/1/2023	10/31/2023	5/1/2023 – 10/31/2023 [3]
Retail Class Actual	$1,000.00	$949.50	$5.99
Retail Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,019.06	6.21

Institutional Class Actual	1,000.00	950.90	4.92
Institutional Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,020.16	5.09

[3]
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 1.22% and 1.00%, respectively (reflecting fee waivers in effect), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 17-18, 2023, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Congress Asset Management Company, LLP (the “Advisor”) for each of the Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, and Congress Small Cap Growth Fund (each a “Fund,” and together, the “Funds”). At this meeting and at a prior meeting held on June 26, 2023, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, business continuity plan, and risk management process. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor to discuss fund performance and investment outlook, as well as, various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

2.
The Funds’ historical performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of each Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks and the Advisor’s similarly managed accounts, all for periods ended March 31, 2023. The Board also considered performance against a smaller group of peers selected by an independent third-party consultant engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund as well as its level of risk tolerance, may differ significantly from funds in its respective peer universe. When reviewing the Funds’ performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Funds and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

For the Congress Large Cap Growth Fund, the Board noted that the Fund outperformed its Morningstar peer group average for the one-, three-, and five-, and ten-year periods. The Board also noted that the Fund underperformed the average of its Cohort for the one-, three-, and five-year periods and outperformed for the ten-year period. The Board also considered that the Fund outperformed its broad-based securities market benchmark for the one-year period and underperformed for the three-, five-, and ten-year periods. The Board additionally considered the Fund’s underperformance compared to the Advisor’s large cap growth composite for the one-, three- and five-year periods and outperformance for the ten-year period and that such differences were not significant.

For the Congress Mid Cap Growth Fund, the Board noted that the Fund outperformed its Morningstar peer group average for the one-, three-,

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

five-, and ten-year periods. The Board also noted that the Fund underperformed the average of its Cohort for the one-year period and outperformed for the three-, five-, and ten-year periods. The Board also considered the underperformance of the Fund against its broad-based securities market benchmark for the one-year period and outperformance for the three-, five-, and ten-year periods. The Board additionally considered the Fund’s outperformance compared to the Advisor’s mid cap growth composite for the one-, three- and five-year periods.

For the Congress Small Cap Growth Fund, the Board noted that the Fund outperformed its Morningstar peer group average for the one-, three-, five-, and ten-year periods. The Board also noted that the Fund outperformed the average of its Cohort for the one-, three-, five-, and ten-year periods. The Board also considered the Fund’s outperformance against its broad-based securities market benchmark for the one-, three-, five-, and ten-year periods. The Board additionally considered the Fund’s outperformance compared to the Advisor’s small cap growth composite for the one- and five-year periods and underperformance for the three-year period and that such differences were not significant.

3.
The costs of the services provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

For the Congress Large Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.95% for the Fund, excluding certain operating expenses and class-level expenses (the “Expense Cap”) and noted that the Fund was currently operating below these levels. The Board noted that the Fund’s net expense ratio (less Rule 12b-1 fees) was below its peer group average. The Board noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were lower than the median and average of its Cohort. The Trustees also noted that the fees charged to the Congress Large Cap Growth Fund as compared to the fees charged by

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

the Advisor to its similarly managed separate account clients differed due to a number of factors. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Congress Mid Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.85% for the Fund, excluding certain operating expenses and class-level expenses (the “Expense Cap”), and noted that the Fund was currently operating below these levels. The Board noted that the Fund’s net expense ratio (less Rule 12b-1 fees) was below its peer group average. The Board noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were lower than the median and average of its Cohort. The Trustees also noted that the fees charged to the Congress Mid Cap Growth Fund as compared to the fees charged by the Advisor to its similarly managed separate account clients differed due to a number of factors. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Congress Small Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.00% for the Fund, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the Fund’s its net expense ratio (less Rule 12b-1 fees) was below its peer group average. The Board noted that the Fund’s advisory fee and net expense ratio were above the median and average of its Cohort. The Trustees also noted that the fees charged to the Congress Small Cap Growth Fund as compared to the fees charged by the Advisor to its similarly managed separate account clients differed due to a number of factors. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders. The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Cap. The Board also considered that, with respect to the Congress Large Cap Growth Fund and Congress Mid Cap Growth Fund, the annual expense ratio for each

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Fund had declined to levels below the respective Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds. The Board considered the profitability to the Advisor from its relationship with the Funds. The Board considered any additional materials benefits derived by the Advisor from its relationship with the Funds, particularly benefits received in exchange for “soft dollars” and Rule 12b-1 fees paid to the Advisor. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate financial resources to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including each Fund’s advisory fee, were fair and reasonable. The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Funds and their shareholders.

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office [2] and	Occupations	Complex [3]	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
and Age	Trust [1]	Time Served	Past Five Years	by Trustees	Past 5 Years
Independent Trustees of the Trust
Kathleen T. Barr	Trustee	Indefinite	Retired; Chair of	3	Independent
(born 1955)		Term;	the Governing		Director,
c/o U.S. Bank Global		Since	Council, Independent		Muzinich BDC,
Fund Services		November	Directors Council		Inc. (2019 to
615 E. Michigan Street		2018.	(since 2020);		present);
Milwaukee, WI 53202	Chair-	Indefinite	formerly, President,		Independent
	person	Term;	owner of a registered		Trustee for the
		Since	investment adviser,		William Blair
		February	Productive Capital		Funds (2013
		2023.	Management, Inc.		to present)
			(2010 to 2013);		(18 series).
formerly, Chief
Administrative
Officer, Senior Vice
President and Senior
Managing Director
of Allegiant Asset
Management
Company (merged
with PNC Capital
Advisors, LLC in
2009); formerly,
Chief Administrative
Officer, Chief
Compliance Officer
and Senior Vice
President of PNC
Funds and PNC
Advantage Funds
(f/k/a Allegiant Funds)
(registered investment
companies).

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office [2] and	Occupations	Complex [3]	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
and Age	Trust [1]	Time Served	Past Five Years	by Trustees	Past 5 Years
Eric W. Falkeis	Trustee	Indefinite	Chief Growth	5	Interested
(born 1973)		Term;	Officer, Tidal		Trustee, Tidal
c/o U.S. Bank Global		Since	Financial Group		ETF Trust II
Fund Services		September	(2022 to present);		(2022 to
615 E. Michigan Street		2011.	Chief Executive		present)
Milwaukee, WI 53202			Officer, Tidal ETF		(7 series);
			Services LLC		Independent
			(2018 to present);		Director,
			formerly, Chief		Muzinich BDC,
			Operating Officer,		Inc. (2019 to
			Direxion Funds		present);
			(2013 to 2018);		Interested
			formerly, Senior		Trustee, Tidal
			Vice President and		ETF Trust
			Chief Financial		(2018 to
			Officer (and other		Present)
			positions), U.S.		(36 series);
			Bancorp Fund		Former
			Services, LLC		Interested
			(1997 to 2013).		Trustee,
Direxion Funds
(22 series),
Direxion Shares
ETF Trust
(112 series) and
Direxion
Insurance Trust
(2013 to 2018).
Steven J. Paggioli	Trustee	Indefinite	Consultant;	5	Independent
(born 1950)		Term;	formerly, Executive		Director,
c/o U.S. Bank Global		Since	Vice President,		Muzinich BDC,
Fund Services		May 1991.	Investment Company		Inc. (2019 to
615 E. Michigan Street			Administration, LLC		present);
Milwaukee, WI 53202			(mutual fund		Independent
			administrator).		Trustee, AMG
Funds (1993
to present)
(42 series).

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office [2] and	Occupations	Complex [3]	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
and Age	Trust [1]	Time Served	Past Five Years	by Trustees	Past 5 Years
Ashi S. Parikh	Trustee	Indefinite	Investment	5	Board of
(born 1966)		Term;	professional; formerly,		Directors
c/o U.S. Bank Global		Since	Chief Executive and		Member,
Fund Services		June	Chief Investment		Investment
615 E. Michigan Street		2020.	Officer and various		Working Group,
Milwaukee, WI 53202			other positions,		The Ohio State
			RidgeWorth		University
			Investments, LLC		Endowments
			(global investment		and Foundation
			management firm)		(2016 to
			(2006 to 2017);		present); Board
			formerly, Chief		of Directors,
			Investment Officer		World
			Institutional Growth		Methodist
			Equities, Eagle		Council,
			Asset Management		Investment
			(investment		Committee
			management firm);		(2018 to
			formerly Sr. Managing		present);
			Director, Growth		Independent
			Equities, Banc One		Trustee, PNC
			Investment Advisors		Funds (2018
			(investment		to 2019)
			management firm).		(32 series);
Interested
Trustee,
RidgeWorth
Funds (2014
to 2017)
(35 series).

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office [2] and	Occupations	Complex [3]	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
and Age	Trust [1]	Time Served	Past Five Years	by Trustees	Past 5 Years
Cynthia M. Fornelli	Trustee	Indefinite	Independent Director	5	Independent
(born 1960)		Term;	of TriplePoint		Director,
c/o U.S. Bank Global		Since	Venture Growth		TriplePoint
Fund Services		January	BDC Corp.		Private Venture
615 E. Michigan Street		2022.	(2019 to present);		Credit, Inc.
Milwaukee, WI 53202			Retired; formerly,		(2020 to
			Executive Director		present).
of the Center for
Audit Quality
(2007 to 2019);
formerly, Senior
Vice President of
Regulatory Conflicts
Management
at Bank of America
(2005 to 2007);
formerly, Deputy
Director, Division
of Investment
Management with
the U.S. Securities and
Exchange Commission
(1998 to 2005).

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office [2] and	Occupations	Complex [3]	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
and Age	Trust [1]	Time Served	Past Five Years	by Trustees	Past 5 Years
Officers of the Trust
Jason F. Hadler	President	Indefinite	Senior Vice	Not	Not
(born 1975)	& Principal	Term;	President and	Applicable.	Applicable.
c/o U.S. Bank Global	Executive	Since	Head of Client
Fund Services	Officer	September	Experience,
615 E. Michigan Street		2021.	U.S. Bank Global
Milwaukee, WI 53202			Fund Services,
since March 2022;
Senior Vice
President and Head
of Fund Services
Fund Administration
Department, U.S.
Bank Global Fund
Services (December
2003 to March 2022).
Carl G. Gee, Esq.	Secretary	Indefinite	Assistant	Not	Not
(born 1990)	& Vice	Term;	Secretary of the	Applicable.	Applicable.
c/o U.S. Bank Global	President	Since	Trust (2020 to 2021);
Fund Services		February	Assistant Vice
615 E. Michigan Street		2021.	President and
Milwaukee, WI 53202			Counsel, U.S.
Bank Global Fund
Services since
August 2016;
Summer Associate,
Husch Blackwell
LLP (2015); Law
Clerk, Brady
Corporation (global
printing systems,
labels and safety
products company)
(2014 to 2015).
Craig Benton	Treasurer	Indefinite	Assistant	Not	Not
(born 1985)	& Vice	Term;	Treasurer of the	Applicable.	Applicable.
c/o U.S. Bank Global	President	Since	Trust (2016 to 2021);
Fund Services		December	Assistant Vice
615 E. Michigan Street		2021.	President, U.S.
Milwaukee, WI 53202			Bank Global Fund
Services since
November 2007.

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office [2] and	Occupations	Complex [3]	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
and Age	Trust [1]	Time Served	Past Five Years	by Trustees	Past 5 Years
Kyle J. Buscemi	Assistant	Indefinite	Mutual Funds	Not	Not
(born 1996)	Treasurer	Term;	Administrator,	Applicable.	Applicable.
c/o U.S. Bank Global		Since	U.S. Bank Global
Fund Services		June	Fund Services
615 E. Michigan Street		2022.	since June 2018;
Milwaukee, WI 53202			Business
Administration
Student, 2014 to 2018.
Kathryn E. LaPlante	Assistant	Indefinite	Mutual Funds	Not	Not
Johnson	Treasurer	Term;	Administrator,	Applicable.	Applicable.
(born 1998)		Since	U.S. Bank Global
c/o U.S. Bank Global		November	Fund Services
Fund Services		2023.	since June 2020;
615 E. Michigan Street			Business
Milwaukee, WI 53202			Administration
Student, 2017 to 2021.
Gazala Khan	Chief	Indefinite	Vice President	Not	Not
(born 1969)	Compliance	Term;	and Compliance	Applicable.	Applicable.
c/o U.S. Bank Global	Officer	Since	Officer, U.S. Bank
Fund Services	Anti-	November	Global Fund
615 E. Michigan Street	Money	2022.	Services since
Milwaukee, WI 53202	Laundering		July 2022; Chief
	Officer		Compliance Officer
Matthews Asia Fund
(May 2019 to July 15,
2022); Chief
Compliance Officer
GS Trust/VIT (June
2009 to May 2019); Vice
President GSAM (May
2005 to June 2009); Staff
Accountant, SEC
Office of Compliance
Inspection and
Examination
(1999 to 2005).
[1]	All Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
[2]	Under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 78.
[3]
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

CONGRESS FUNDS

QUALIFIED DIVIDEND INCOME, DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the fiscal year ended October 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Congress Large Cap Growth Fund	100.00%
Congress Mid Cap Growth Fund	0.00%
Congress Small Cap Growth Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended October 31, 2023, was as follows:

Congress Large Cap Growth Fund	100.00%
Congress Mid Cap Growth Fund	0.00%
Congress Small Cap Growth Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(K)(2)(C) for the Funds were as follows:

Congress Large Cap Growth Fund	0.00%
Congress Mid Cap Growth Fund	0.00%
Congress Small Cap Growth Fund	0.00%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

CONGRESS FUNDS

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ quarterly holdings for the most recent fiscal year can be obtained by accessing the Funds’ website at www.congressasset.com. The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling (888) 688-1299.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated prospectus as well as annual and semi-annual reports for the Funds, if applicable. To reduce expenses, we may mail only one copy of the Funds’ prospectuses and annual and semi-annual reports to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request. In addition, see the Important Notice on the cover page for changes that were made to the distribution of the annual and semi-annual reports effective January 1, 2021.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the SAI on the SEC’s website www.sec.gov or the Funds’ website www.congressasset.com.

(This Page Intentionally Left Blank.)

CONGRESS FUNDS

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us verbally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker- dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Annual Report.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY, LLP
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania  19102

Legal Counsel
SULLIVAN & WORCESTER LLP
1633 Broadway, 32nd Floor
New York, New York  10019

Congress Large Cap Growth Fund
Retail Class	Institutional Class
Symbol – CAMLX	Symbol – CMLIX
CUSIP – 742935216	CUSIP – 74316J789

Congress Mid Cap Growth Fund
Retail Class	Institutional Class
Symbol – CMIDX	Symbol – IMIDX
CUSIP – 74316J466	CUSIP – 74316J458

Congress Small Cap Growth Fund
Retail Class	Institutional Class
Symbol – CSMVX	Symbol – CSMCX
CUSIP – 74316P728	CUSIP – 74316P710

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr, Ms. Cynthia M. Fornelli, Messrs. Eric W. Falkeis, Steven J. Paggioli and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Congress Large Cap Growth Fund

	FYE 10/31/2023	FYE 10/31/2022
Audit Fees	$22,850	$22,400
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,800
All Other Fees	N/A	N/A

Congress Mid Cap Growth Fund

	FYE 10/31/2023	FYE 10/31/2022
Audit Fees	$22,850	$22,400
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,800
All Other Fees	N/A	N/A

Congress Small Cap Growth Fund

	FYE 10/31/2023	FYE 10/31/2022
Audit Fees	$22,850	$22,400
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,800
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2023	FYE 10/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2023	FYE 10/31/2022
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    January 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    January 8, 2024

By (Signature and Title)      /s/Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date    January 8, 2024

* Print the name and title of each signing officer under his or her signature.